Concentration, Credit and Other Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration, Credit and Other Risks
16.	Concentration, Credit and Other Risks

(a)	PRC Regulations

The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to conduct wireless telecommunication services through contractual arrangements in the PRC since the industry remains highly regulated. The Company conducts legacy YOD business in China through Zhong Hai Media, which the Company controls as a result of a series of contractual arrangements entered among YOD WFOE, Sinotop Beijing as the parent company of Zhong Hai Media, SSF and the respective legal shareholders of Sinotop Beijing and SSF. The Company believes that these contractual arrangements are in compliance with PRC law and are legally enforceable. If Sinotop Beijing, SSF or their respective legal shareholders fail to perform the obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, YOD WFOE or YOD HK can enforce its rights under the VIE contracts through PRC law and courts. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If YOD WFOE had direct ownership of Sinotop Beijing and SSF, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of Sinotop Beijing or SSF, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, the Company relies on Sinotop Beijing, SSF and their respective legal shareholders to perform their contractual obligations to exercise effective control. The Company also gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company's ability to conduct its business could be affected and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIEs.

In addition, the telecommunications, information and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like YOD WFOE, may operate. The PRC government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunications, information and media, some of which are not published on a timely basis or may have retroactive effect. For example, there is substantial uncertainty regarding the Draft Foreign Investment Law, including, among others, what the actual content of the law will be as well as the adoption and effective date of the final form of the law. Administrative and court proceedings in China may also be protracted, resulting in substantial costs and diversion of resources and management attention. While such uncertainty exists, the Company cannot assure that the new laws, when it is adopted and becomes effective, and potential related administrative proceedings will not have a material and adverse effect on the Company's ability to control the affiliated entities through the contractual arrangements. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Company’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

(b)	Major Customers

Legacy YOD business

The Company has agreements with distribution partners, including digital cable operators, IPTV operators, OTT streaming operators and mobile smartphone manufacturers and operator. A distribution partner that individually generates more than 10% of the Company’s revenue is considered a major customer.

On October 8, 2016, the Company signed an agreement to form a partnership with Zhejiang Yanhua ("Yanhua Agreement"), where Yanhua will act as the exclusive distribution operator (within the territory of the People's Republic of China) of WCST's licensed library of major studio films. According to the Yanhua Agreement, the existing legacy Hollywood studio paid contents as well as other IP contents specified in the agreement, along with the corresponding authorized rights letter that WCST is entitled to, will be turned over to Yanhua as a whole package, which was agreed to be priced at RMB13,000,000. In addition to the above-mentioned minimal guarantee fee of RMB13,000,000 specified, there is a provision in the Yanhua Agreement which states that once the revenue recognized from the existing contents transferred from WCST to Yanhua reaches the amount of RMB13,000,000, the revenue above RMB13,000,000 will be shared with WCST from the date when this revenue threshold is reached based on certain revenue-sharing mechanism stipulated in the Yanhua Agreement.

According to the Yanhua Agreement, the total price of the Existing Contents to be transferred is RMB13,000,000. The payment is agreed to be paid in two installments, the first half of RMB6,500,000 was received on December 30, 2016. The remaining RMB6,500,000 will be paid under the scenario that the license content fees due to Studios for the existing legacy Hollywood paid contents will be settled. Due to the fact that the second installment will depend upon some future events and is contingent in nature, we deem this portion of the fee is not fixed or determinable and therefore, this portion of the revenue did not meet the revenue recognition criteria to be recognized accordingly.

In terms of the additional revenue-sharing fee over the above-mentioned RMB13,000,000 fee specified, considering that this part of arrangement fee is not fixed or determinable at the time point as of June 30, 2018, it has not met the criteria for revenue recognition, management will recognize it once it becomes determinable and meet the other revenue recognition criteria in the future.

Pursuant to the Yanhua Agreement, RMB6,500,000 was recognized as revenue in 2017 based on the relative fair value of licensed content delivered to Yanhua.

Wecast Services

The holdings and businesses from Company’s two acquisitions in January 2017 (Note 4) now reside under “Wecast Services”, our wholly-owned subsidiary Wecast Services Group Limited. Wecast Services is currently primarily engaged with consumer electronics e-commerce and crude oil supply chain management operations. The Company has been engaged in the crude oil supply chain business since October 2017.

For the six months ended June 30, 2017, one customer individually accounted for more than 10% of the Company’s revenue. Two customers individually accounted for more than 10% of the Company’s net accounts receivables as of June 30, 2017, respectively.

For the six months ended June 30, 2018, one customer individually accounted for more than 10% of the Company’s revenue. One customers individually accounted for more than 10% of the Company’s net accounts receivables as of June 30, 2018.

(c)	Major Suppliers

Legacy YOD business

The Company relies on agreements with studio content partners to acquire video contents. A content partner that accounts for more than 10% of the Company’s cost of revenues is considered a major supplier. Since January 1, 2017, only the content that was acquired from SSS in the amount of $17.7 million were still recorded as licensed content assets and amortized into cost of sales based on revenue and gross profit margin estimates. For the six months ended June 30, 2017, $0.8 million was recorded in cost of sales and $0.8 million was recorded as revenue. No further revenue nor cost of sales was recorded since March 31, 2017.

Wecast Services

The Company relies on agreements with consumer electronics manufacturers and crude oil suppliers.

For the six months ended June 30, 2017, three suppliers individually accounted for more than 10% of the Company’s cost of revenues. Three suppliers individually accounted for more than 10% of the Company’s accounts payable as of June 30, 2017.

For the six months ended June 30, 2018, two supplier individually accounted for more than 10% of the Company’s cost of revenues. Two supplier individually accounted for more than 10% of the Company’s accounts payable and amount due to related parties as of June 30, 2018.

(d)	Concentration of Credit Risks

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and accounts receivable. As of June 30, 2018 and December 31, 2017, the Company’s cash was held by financial institutions (located in the PRC, Hong Kong , the United States and Singapore) that management believes have acceptable credit. Accounts receivable are typically unsecured and are mainly derived from revenues from Wecast Services. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Company performs on its distribution partners and its ongoing monitoring of outstanding balances.

(e)	Foreign Currency Risks

A majority of the Company’s operating transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Cash consist of cash on hand and demand deposits at banks, which are unrestricted as to withdrawal.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

Cash and time deposits maintained at banks consist of the following:

	June 30,	December 31,
	2018	2017
RMB denominated bank deposits with financial institutions in the PRC	$739,986	684,115
US dollar denominated bank deposits with financial institutions in the PRC	$629,437	628,481
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$29,083	17,508
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$165,171	1,505,271
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	-	1,033,769
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$561,697	3,698,704

As of June 30, 2018 and December 31, 2017 deposits of $426,399 and $398,243 were insured, respectively. To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR, USA, Singapore and Cayman with acceptable credit rating.

19. Concentration, Credit and Other Risks

(a) PRC Regulations

The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to conduct wireless telecommunication services through contractual arrangements in the PRC since the industry remains highly regulated. The Company conducts legacy YOD business in China through a series of contractual arrangements entered among YOD WFOE, Sinotop Beijing, SSF and the respective legal shareholders of Sinotop Beijing and SSF. The Company believes that these contractual arrangements are in compliance with PRC law and are legally enforceable. If Sinotop Beijing, SSF or their respective legal shareholders fail to perform the obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, YOD WFOE or YOD HK can enforce its rights under the VIE contracts through PRC law and courts. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If YOD WFOE had direct ownership of Sinotop Beijing and SSF, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of Sinotop Beijing or SSF, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, the Company relies on Sinotop Beijing, SSF and their respective legal shareholders to perform their contractual obligations to exercise effective control. The Company also gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company's ability to conduct its business could be affected and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIEs.

In addition, the telecommunications, information and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like YOD WFOE, may operate. The PRC government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunications, information and media, some of which are not published on a timely basis or may have retroactive effect. For example, there is substantial uncertainty regarding the Draft Foreign Investment Law, including, among others, what the actual content of the law will be as well as the adoption and effective date of the final form of the law. Administrative and court proceedings in China may also be protracted, resulting in substantial costs and diversion of resources and management attention. While such uncertainty exists, the Company cannot assure that the new laws, when it is adopted and becomes effective, and potential related administrative proceedings will not have a material and adverse effect on the Company's ability to control the affiliated entities through the contractual arrangements. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Company’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

(b) Major Customers

Legacy YOD business

The Company has agreements with distribution partners, including digital cable operators, IPTV operators, OTT streaming operators and mobile smartphone manufacturers and operator. A distribution partner that individually generates more than 10% of the Company’s revenue is considered a major customer.

On October 8, 2016, the Company signed an agreement to form a partnership with Zhejiang Yanhua ("Yanhua Agreement"), where Yanhua will act as the exclusive distribution operator (within the territory of the People's Republic of China) of WCST's licensed library of major studio films. According to the Yanhua Agreement, the existing legacy Hollywood studio paid contents as well as other IP contents specified in the agreement, along with the corresponding authorized rights letter that WCST is entitled to, will be turned over to Yanhua as a whole package, which was agreed to be priced at RMB13,000,000. In addition to the above-mentioned minimal guarantee fee of RMB13,000,000 specified, there is a provision in the Yanhua Agreement which states that once the revenue recognized from the existing contents transferred from WCST to Yanhua reaches the amount of RMB13,000,000, the revenue above RMB13,000,000 will be shared with WCST from the date when this revenue threshold is reached based on certain revenue-sharing mechanism stipulated in the Yanhua Agreement.

Pursuant to ASC Subtopic 926-605, Entertainment-Films - Revenue Recognition, for certain contracts that involve sub-licensing content within the specified license period, revenue is recognized upon delivery of films when the arrangement includes a nonrefundable minimum guarantee, delivery is complete and there are no substantive future obligations to provide future additional services.

According to the Yanhua Agreement, the total price of the Existing Contents to be transferred is RMB13,000,000. The payment is agreed to be paid in two installments, the first half of RMB6,500,000 was received on December 30, 2016. The remaining RMB6,500,000 will be paid under the scenario that the license content fees due to Studios for the existing legacy Hollywood paid contents will be settled. Due to the fact that the second installment will depend upon some future events and is contingent in nature, we deem this portion of the fee is not fixed or determinable and therefore, this portion of the revenue did not meet the revenue recognition criteria to be recognized accordingly.

In terms of the additional revenue-sharing fee over the above-mentioned RMB13,000,000 fee specified, considering that this part of arrangement fee is not fixed or determinable at the time point as of December 31, 2017, it has not met the criteria for revenue recognition, management will recognize it once it becomes determinable and meet the other revenue recognition criteria in the future.

Pursuant to the Yanhua Agreement, RMB6,500,000 was recognized as revenue in 2017 based on the relative fair value of licensed content delivered to Yanhua.

For the year ended December 31, 2016, four customers which are Aishang TV, Huawei, Dongfang Shijie and Bo Tai Heng Tong accounted for 22%, 15%, 12% and 10% of the Company’s  legacy YOD business revenue, respectively. Aishang TV accounted for 93% of the Company’s  legacy YOD business net accounts receivables as of December 31, 2016.

Wecast Services

The holdings and businesses from Company’s two acquisitions in January 2017 (Note 5) now reside under “Wecast Services”, our wholly-owned subsidiary Wecast Services Group Limited. Wecast Services (which resides under the Product Sales Cloud) is currently primarily engaged with consumer electronics e-commerce and smart supply chain management operations. The Company’s ending customers include British Telecom, Micromax and about 15 to 20 other corporations across the world.

For the year ended December 31, 2016, three customers individually accounted for more than 10% of the Company’s revenue. Four customers individually accounted for more than 10% of the Company’s net accounts receivables as of December 31, 2016, respectively.

For the year ended December 31, 2017, two customers individually accounted for more than 10% of the Company’s third parties revenue. Three customers individually accounted for more than 10% of the Company’s net accounts receivables as of December 31, 2017, respectively.

(c) Major Suppliers

Legacy YOD business

The Company relies on agreements with studio content partners to acquire video contents. A content partner that accounts for more than 10% of the Company’s cost of revenues is considered a major supplier.

As of December 31, 2016, all licensed contents have been recognized as cost of revenues other than the ones that acquired from SSS in the amount of $17.7 million (note 13).

For the year ended December 31, 2016, four suppliers which are Paramount, Disney, Universal and Twentieth Century Fox individually accounted for more than 10% of the Company’s legacy YOD business cost of revenues. Two suppliers which are Universal and Paramount individually accounted for 10% of the Company’s accrued legacy YOD business license fees as of December 31, 2016.

Wecast Services

The Company relies on agreements with consumer electronics manufactures.

For the year ended December 31, 2016, two suppliers individually accounted for more than 10% of the Company’s cost of revenues. Two suppliers individually accounted for more than 10% of the Company’s accounts payable as of December 31, 2016.

For the year ended December 31, 2017, five suppliers individually accounted for more than 10% of the Company’s cost of revenues. Two suppliers individually accounted for more than 10% of the Company’s accounts payable as of December 31, 2017.

(d) Concentration of Credit Risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and accounts receivable. As of December 31, 2017 and 2016, the Company’s cash were held by financial institutions located in the PRC, Hong Kong, the United States and Singapore that management believes have acceptable credit. Accounts receivable are typically unsecured and are mainly derived from revenues from Company’s VOD content distribution partners, and smart sales products to customers. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Company performs on its distribution partners and its ongoing monitoring of outstanding balances.

(e) Foreign Currency Risks

A majority of the Company’s operating transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Cash consist of cash on hand and demand deposits at banks, which are unrestricted as to withdrawal.

Time deposits, which mature within one year as of the balance sheet date, represent interest-bearing certificates of deposit with an initial term of greater than three months when purchased. Time deposits which mature over one year as of the balance sheet date are included in non-current assets.

Cash and time deposits maintained at banks consist of the following:

	December 31,
	2017	2016
RMB denominated bank deposits with financial institutions in the PRC	$311,894	$1,566,107

US dollar denominated bank deposits with financial institutions in the PRC	$628,481	$670,951
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$17,508	$14,151
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$1,505,271	$1,402,842
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$1,033,769	$-
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$3,698,704	$95,030

As of December 31, 2017 and December 31, 2016 deposits of $398,243 and $384,545 were insured, respectively. To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR, USA, Singapore and Cayman with acceptable credit rating.